Equity (Details)													1 Months Ended												12 Months Ended
	Sep. 25, 2023 $ / shares shares	May 15, 2023 shares	Apr. 13, 2023 $ / shares shares	Apr. 12, 2023 $ / shares shares	Mar. 02, 2023 USD ($) $ / shares	Jan. 06, 2023 USD ($) $ / shares shares	Sep. 23, 2022 $ / shares shares	Aug. 15, 2022 USD ($) $ / shares shares	Jul. 08, 2022 USD ($)	Jun. 14, 2022 USD ($) shares	Jun. 14, 2022 CNY (¥) shares	Feb. 03, 2022 USD ($) $ / shares shares	Sep. 25, 2023 shares	Jan. 27, 2023 USD ($) $ / shares shares	Dec. 20, 2022 USD ($) $ / shares shares	Dec. 20, 2022 CNY (¥)	Nov. 18, 2022 USD ($) $ / shares shares	Sep. 19, 2022 USD ($) shares	Jul. 30, 2022 USD ($) $ / shares shares	Jul. 30, 2022 CNY (¥) shares	Jun. 22, 2022 USD ($) $ / shares shares	Mar. 18, 2022 USD ($) $ / shares shares	Jun. 21, 2021 USD ($) shares	May 18, 2021 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares		Jun. 30, 2022 USD ($) $ / shares shares		Jun. 30, 2022 CNY (¥)	Jul. 21, 2023 $ / shares shares	Oct. 03, 2022 $ / shares	Sep. 14, 2022 shares	Sep. 08, 2022 $ / shares	Mar. 02, 2022 shares	Jan. 20, 2022 USD ($) shares	Jan. 20, 2022 CNY (¥) shares	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	May 23, 2019 $ / shares shares	Jun. 30, 2018 USD ($)
Equity (Details) [Line Items]
Ordinary, shares issued																									2,724,896	[1]	22,116	[2]
Ordinary shares par value (in Dollars per share) | $ / shares								$ 0.0001																	$ 0.2		$ 0.2
Contributed ownership (in Dollars) | $																																							$ 3,620,757		$ 3,885,586
Ordinary shares authorized																									500,000,000		500,000,000
Reverse stock split	200	6,000,000	200	406,504			200	8,182					600,000
Ordinary shares par value amount (in Dollars) | $									$ 2,804														$ 1
Additional paid in capital (in Dollars) | $									$ 8,493,919						$ 2,844,276						$ 322,400	$ 307,960
Ordinary shares granted																							6,000
Shares of each directors																							200
Compensations fair value (in Dollars) | $																					322,500	$ 308,000	$ 213,840
Ordinary shares issued								16,363,636																						2,600,000
Fair value (in Dollars) | $																					$ 167,700
Ordinary share par value (in Dollars per share) | $ / shares															$ 9,320						$ 100	$ 40
Ordinary share granted																						400,000
Consideration of equity interests																¥ 20,000,000											$ 861,500		¥ 6,000,000
Incentive plan description																									the Company issued 28,041,992 ordinary shares (14,021 shares retrospectively adjusted for effect of reverse stock split on September 23, 2022, April 13, 2023 and September 25, 2023) according to the equity transfer agreement at a fair value of $8,496,724 (par value of $2,804 and additional paid-in capital of $8,493,919)
Total shareholder equity (in Yuan Renminbi) | ¥																				¥ 39,200,000
Issuance amount (in Dollars) | $								$ 3,600,000
Purchase price (in Dollars per share) | $ / shares								$ 0.22						$ 0.383
Aggregate ordinary shares																		1,329,729
Aggregated consideration (in Dollars) | $																	$ 3,480,000
Subscription price per share (in Dollars per share) | $ / shares																	$ 1													$ 0.2
Shareholders fair value (in Dollars) | $															$ 2,853,596
Purchase of aggregate shares						40,650,406
Purchase price (in Dollars per share) | $ / shares						$ 0.492
Aggregate proceeds (in Dollars) | $						$ 20,000,000
Offering expenses (in Dollars) | $														$ 70,118,618
Statutory reserve description																									The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors
Statutory surplus reserve (in Dollars) | $																									$ 664,100		664,100										$ 664,100	$ 664,100
E-Home Pingtan [Member]
Equity (Details) [Line Items]
Ordinary, shares issued																									50,000
Ordinary shares par value (in Dollars per share) | $ / shares																									$ 1
Youyou [Member]
Equity (Details) [Line Items]
Equity interests percentage																																			60.00%	60.00%
Lianbao [Member]
Equity (Details) [Line Items]
Equity interests percentage																									40.00%										40.00%	40.00%
Minimum [Member]
Equity (Details) [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares																															$ 0.2									$ 0.0001
Ordinary stock split																																								50,000
Consideration of equity interests | $										$ 450,000
Increased of ordinary share (in Dollars per share) | $ / shares				$ 0.02																													$ 0.002
Maximum [Member]
Equity (Details) [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares																															$ 0.02									$ 1
Ordinary stock split																																								500,000,000
Consideration of equity interests | ¥											¥ 3,000,000
Increased of ordinary share (in Dollars per share) | $ / shares				$ 0.002																													$ 0.0001
Mr Xie [Member]
Equity (Details) [Line Items]
Average closing price percentage																				130.00%
Number of threshold consecutive trading days																			20 days	20 days
Mr Xie [Member]
Equity (Details) [Line Items]
Aggregate offering price (in Dollars) | $																		$ 12,300,000
Initial Public Offering [Member]
Equity (Details) [Line Items]
Ordinary, shares issued																								5,575,556
Ordinary shares par value (in Dollars per share) | $ / shares																								$ 4.5
Reverse stock split	27,878		27,878				27,878
Reverse stock split price per share (in Dollars per share) | $ / shares	$ 900		$ 900				$ 900
Total gross proceed (in Dollars) | $																								$ 25,100,000
Net proceed (in Dollars) | $																								21,661,293
Ordinary shares par value amount (in Dollars) | $																								558
Additional paid in capital (in Dollars) | $																								$ 21,660,735
Ordinary Shares [Member]
Equity (Details) [Line Items]
Ordinary, shares issued																																								28,000,000
Ordinary shares authorized																																								500,000,000
Ordinary shares surrendered																																								472,000,000
Reverse stock split			140,000				140,000
Ordinary shares issued																					1,000,000
Ordinary Shares [Member] | September 23, 2022 [Member]
Equity (Details) [Line Items]
Reverse stock split																						500
Ordinary Shares [Member] | April 13, 2023 [Member]
Equity (Details) [Line Items]
Reverse stock split																						500
Ordinary Shares [Member] | September 25, 2023 [Member]
Equity (Details) [Line Items]
Reverse stock split																						500
Additional Paid-in Capital [Member]
Equity (Details) [Line Items]
Additional paid in capital (in Dollars) | $																							$ 213,839
Director [Member]
Equity (Details) [Line Items]
Reverse stock split													260,000
Subsequent Event [Member]
Equity (Details) [Line Items]
Reverse stock split	406,504
Subscription price per share (in Dollars per share) | $ / shares																														$ 0.02
Subsequent Event [Member] | Ordinary Shares [Member]
Equity (Details) [Line Items]
Reverse stock split	140,000
Subsequent Event [Member] | Director [Member]
Equity (Details) [Line Items]
Reverse stock split price per share (in Dollars per share) | $ / shares	$ 0.2
Ms. Chen [Member]
Equity (Details) [Line Items]
Equity interests										55.00%	55.00%				20.00%
Shares of equity interest										28,041,992	28,041,992
Mr Xie [Member] | Director [Member]
Equity (Details) [Line Items]
Equity interests																				100.00%
Youyou [Member]
Equity (Details) [Line Items]
Reverse stock split	1,351		1,351				1,351
Additional paid in capital (in Dollars) | $												$ 1,999,821
Cash																																			$ 600,000	¥ 4,000,000
Ordinary shares issued												2,702,826																							2,702,826	2,702,826
Fair value (in Dollars) | $												$ 2,000,091
Ordinary share par value (in Dollars per share) | $ / shares												$ 270
Lianbao [Member]
Equity (Details) [Line Items]
Reverse stock split			2,912				2,912
Additional paid in capital (in Dollars) | $					$ 3,742,676
Compensations fair value (in Dollars) | $																											$ 1,747,009
Ordinary shares issued																									5,823,363									5,823,363	5,823,363	5,823,363
Ordinary share par value (in Dollars per share) | $ / shares					$ 582
Lianbao [Member] | Subsequent Event [Member]
Equity (Details) [Line Items]
Reverse stock split	2,912
Mr Xie [Member]
Equity (Details) [Line Items]
Reverse stock split				72,193			72,193
Consideration of equity interests																			$ 5,590,000	¥ 389,200,000
Closing price per shares (in Dollars per share) | $ / shares																			$ 0.39
Mr Xie [Member] | Director [Member]
Equity (Details) [Line Items]
Reverse stock split			7,219				7,219
Aggregate share																			14,438,584	14,438,584
Mr Xie [Member] | Subsequent Event [Member] | Director [Member]
Equity (Details) [Line Items]
Reverse stock split	7,219
White Lion Capital LLC [Member]
Equity (Details) [Line Items]
Reverse stock split	5,172		5,172				5,172
Ordinary shares issued																																10,343,064
Aggregated consideration (in Dollars) | $																		$ 783,303
Investors [Member]
Equity (Details) [Line Items]
Reverse stock split			34,800
Aggregate share																	3,480,000
Investors [Member] | Subsequent Event [Member]
Equity (Details) [Line Items]
Reverse stock split	34,800
Zhongrun [Member]
Equity (Details) [Line Items]
Reverse stock split			46,601
Ordinary shares issued															4,660,129
Zhongrun [Member] | Subsequent Event [Member]
Equity (Details) [Line Items]
Reverse stock split	46,601
Securities Purchase Agreements [Member]
Equity (Details) [Line Items]
Reverse stock split				1,830,773
Ordinary shares issued														183,077,333
Securities Purchase Agreements [Member] | Subsequent Event [Member]
Equity (Details) [Line Items]
Reverse stock split	1,830,773

[1]	Retrospectively restated for effect of reverse stock split on September 25, 2023.
[2]	Retrospectively restated for effect of reverse stock split on September 23, 2022, April 13, 2023 and September 25, 2023.